Accounts receivable and accrued revenues	9 Months Ended
Sep. 30, 2019
Accounts receivable and accrued revenues [Abstract]
Accounts receivable and accrued revenues
Note 8 - Accounts receivable and accrued revenues

Accounts receivable and accrued revenues totaling $55.0 million as of September 30, 2019 consists mainly of accounts receivable with no material amounts overdue.